UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-677-3863

Date of fiscal year end:	9/30/05

Date of reporting period:	12/31/04

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Government Obligations Fund

DESCRIPTION		PAR (000)	VALUE (000)*

U.S. Government Agency Obligations - 59.5%

FAMC
2.290%, 01/01/05	(a)	$117,600	$117,596
2.500%, 03/30/05	(a),(b)	100,000	100,000
FFCB
2.280%, 01/01/05	(a)	300,000	299,925
FHLB
0.000%, 01/04/05		59,000	58,989
2.250%, 01/26/05		125,891	125,694
2.105%, 02/09/05	(a)	50,000	49,963
4.000%, 02/15/05		4,085	4,098
7.125%, 02/15/05		4,000	4,028
2.340%, 03/13/05	(a)	50,000	49,950
2.435%, 03/28/05	(a)	50,000	49,969
1.200%, 04/01/05		20,000	19,998
4.625%, 04/15/05		10,000	10,094
2.250%, 09/09/05		15,000	14,989
2.250%, 10/21/05		15,000	14,942
2.375%, 11/01/05		10,000	9,990
2.500%, 11/02/05		10,000	10,000
FHLMC
1.320%, 02/08/05		39,675	39,620
1.174%, 03/08/05		30,000	29,936
1.358%, 04/05/05		20,000	19,930
1.990%, 05/31/05		30,000	29,756
0.000%, 08/05/05		15,000	14,813
2.190%, 08/23/05		32,194	31,746
2.300%, 09/20/05		25,000	24,591
2.125%, 11/15/05		17,000	16,964
2.702%, 11/15/05		20,000	19,535
2.892%, 12/13/05		25,000	24,325
FNMA
2.275%, 01/01/05	(a),(b)	150,000	149,995
1.470%, 01/03/05	(a)	75,000	74,963
2.140%, 01/03/05		181,590	181,568
0.000%, 01/04/05		36,590	36,583
1.940%, 01/06/05		100,000	99,927
2.288%, 01/15/05	(a),(b)	100,000	99,987
1.955%, 01/21/05	(a)	75,000	74,951
2.304%, 01/29/05	(a),(b)	150,000	149,913
1.200%, 02/04/05		30,000	29,965
1.488%, 02/14/05	(a),(b)	25,000	25,000
7.125%, 02/15/05		37,460	37,726
1.210%, 03/04/05		10,000	9,979

2.380%, 03/09/05	100,000	99,557
1.370%, 04/01/05	25,000	24,911
1.560%, 04/29/05	15,000	14,993
1.930%, 04/29/05	30,000	29,819
1.610%, 05/13/05	10,000	10,000
0.000%, 05/27/05	25,000	24,786
2.075%, 06/24/05	15,000	14,850
2.038%, 07/22/05	20,000	19,770
2.400%, 10/14/05	15,000	14,714
2.823%, 11/10/05	10,000	9,761
Total U.S. Government Agency Obligations (Cost $2,425,159)		2,425,159

Repurchase Agreements — 40.5%
Bank of America
2.150%, dated 12/31/04, matures 1/3/05, repurchase price $100,017,917 (collateralized by U.S. Treasury obligations: Total market value $102,000,283)	100,000	$100,000
CS First Boston
2.230%, dated 12/31/04, matures 1/3/05, repurchase price $225,041,813 (collateralized by U.S. Treasury obligations: Total market value $229,501,984)	225,000	225,000
Goldman Sachs
2.250%, dated 12/31/04, matures 1/3/05, repurchase price $750,140,625 (collateralized by U.S. Treasury obligations: Total market value $765,000,538)	750,000	750,000
UBS Warburg
2.200%, dated 12/31/04, matures 1/3/05, repurchase price $577,663,886 (collateralized by U.S. Treasury obligations: Total market value $589,109,364)	577,558	577,558
Total Repurchase Agreements (Cost $1,652,558)		1,652,558

Investments Purchased with Proceeds from Securities Lending — 11.8%
Deutsche Bank
2.280%, dated 12/31/04, matures 1/3/05, repurchase price $479,466,081 (collateralized by U.S. government obligations: Total market value $488,962,500)	479,375	479,375
Total Investments Purchased with Proceeds from Securities Lending
(Cost $479,375)		479,375
Total Investments - 111.8%
(Cost $4,557,092)		4,557,092
Other Assets and Liabilities, Net - (11.8)%		(481,910)
Total Net Assets - 100.0%		$4,075,182

*            Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds’ pricing services.  These values are then compared to the securities’ amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate amortized cost of all securities held by the Fund exceeds 50% of the allowable 0.5% threshold, the Funds’ administrators will notify the Funds’ board of directors.  The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold.  No such notification was required during the quarter ended December 31, 2004.

(a)     Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004. The date shown is the next reset date.

(b)    This security or a portion of this security is out on loan at December 31, 2004. Total loaned securities had a value of $469,885,200 at December 31, 2004.

FAMC - Federal Agriculture Mortgage Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Prime Obligations Fund

DESCRIPTION		PAR (000)	VALUE (000)*

Commercial Paper - 31.9%

Brokerage - 3.0%

Citicorp Global Markets
2.310%, 01/07/05		$55,000	$54,979
2.300%, 01/10/05		75,000	74,957
2.320%, 01/12/05		200,000	199,858
UBS Americas
2.400%, 01/03/05		150,000	149,981
Total Brokerage			479,775

Commercial Funding Corporations - 19.4%

CAFCO
2.330%, 01/03/05	(a)	50,000	49,994
2.320%, 01/06/05	(a)	50,000	49,984
2.200%, 01/12/05	(a)	30,694	30,673
2.330%, 01/24/05	(a)	50,000	49,926
2.260%, 01/25/05	(a)	50,000	49,925
2.330%, 01/28/05	(a)	50,000	49,913
Edison Asset Securitization Corp
2.250%, 01/04/05	(a)	134,201	134,176
2.250%, 01/05/05	(a)	40,014	40,004
2.260%, 01/06/05	(a)	50,000	49,984
2.140%, 01/10/05	(a)	100,000	99,946
2.290%, 01/11/05	(a)	175,000	174,889
2.330%, 01/25/05	(a)	50,000	49,922
Falcon Asset Securitization Corp
2.330%, 01/13/05	(a)	76,701	76,641
2.330%, 01/14/05	(a)	100,000	99,916
2.300%, 01/19/05	(a)	160,430	160,246
2.300%, 01/20/05	(a)	70,000	69,915
Fleet Funding
2.290%, 01/12/05	(a)	100,000	99,930
Moat Funding (Guarantor: 41% JPM Chase)
2.280%, 01/18/05	(a)	50,000	49,946
2.280%, 01/19/05	(a)	50,000	49,943
2.280%, 01/21/05	(a)	50,000	49,935
2.300%, 01/24/05	(a)	100,000	99,853
2.371%, 02/14/05	(a)	80,000	79,769
Motown Notes
1.970%, 01/06/05	(a)	115,000	114,966
2.190%, 01/14/05	(a)	80,000	79,937
2.240%, 01/24/05	(a)	50,000	49,928
2.380%, 02/14/05	(a)	88,000	87,744
Old Line Funding
2.230%, 01/05/05	(a)	34,214	34,205
2.200%, 01/10/05	(a)	60,000	59,967
2.280%, 01/18/05	(a)	129,883	129,741
2.300%, 01/19/05	(a)	29,198	29,164
2.340%, 01/24/05	(a)	60,195	60,105
2.330%, 01/25/05	(a)	25,065	25,026
Ranger Funding
2.240%, 01/04/05	(a)	50,000	49,991
2.320%, 01/06/05	(a)	60,000	59,981
2.265%, 01/12/05	(a)	80,000	79,945
2.330%, 01/19/05	(a)	55,000	54,936
2.340%, 01/21/05	(a)	40,000	39,948
2.330%, 01/24/05	(a)	166,452	166,204
Sheffield Receivables Corp
2.250%, 01/03/05	(a)	75,000	74,991

2.180%, 01/04/05	(a)	100,000	99,982
2.270%, 01/05/05	(a)	112,490	112,461
2.220%, 01/07/05	(a)	39,480	39,465
2.188%, 01/12/05	(a)	10,000	9,993
2.330%, 01/18/05	(a)	8,360	8,351
Total Commercial Funding Corporations			3,132,461

Domestic Banks - 2.6%

Kitty Hawk Funding (Guarantor: Bank of America)
2.330%, 01/18/05	(a)	40,000	39,956
Variable Funding Capital (Guarantor: Wachovia)
2.240%, 01/03/05	(a)	225,000	224,972
2.250%, 01/04/05	(a)	50,000	49,991
2.250%, 01/05/05	(a)	50,000	49,987
2.330%, 01/13/05	(a)	50,000	49,961
Total Domestic Banks			414,867

Foreign Banks - 2.4%

Danske
2.747%, 01/10/05		250,000	249,858
UBS Finance
2.230%, 01/03/05		50,000	49,994
2.330%, 01/06/05		100,000	99,968
Total Foreign Banks			399,820

Retail Funding Corporations - 4.5%

Emerald Trust Certificates (MBNA Master Certificates) (Secured Liquidity Note)
2.300%, 01/27/05	(a)	100,000	99,834
2.350%, 02/03/05	(a)	50,000	49,892
2.390%, 02/17/05	(a)	119,000	118,629
2.400%, 02/22/05	(a)	90,000	89,688
New Castle
2.290%, 01/07/05	(a)	165,000	164,937
2.320%, 01/24/05	(a)	50,000	49,926
2.310%, 02/03/05	(a)	107,380	107,153
Park Granada LLC
2.200%, 01/04/05	(a)	50,000	49,991
Total Retail Funding Corporations			730,050
Total Commercial Paper (Cost $5,156,973)			5,156,973

Corporate Obligations - 35.8%

Basic Industry - 1.3%

3M
5.674%, 12/12/05	(a)	105,000	107,734
Merck & Co. Inc.
4.484%, 02/22/05	(a)	95,000	95,430
Total Basic Industry			203,164

Brokerage - 9.1%

Bank of America
2.393%, 01/03/05	(b)	200,000	200,000
Bear Stearns
2.463%, 01/03/05	(b)	400,000	400,000
Goldman Sachs Group
2.393%, 01/03/05	(a)(b)	250,000	250,000
2.503%, 01/15/05	(a)(b)	177,000	177,000
Morgan Stanley Dean Witter
2.403%, 01/15/05	(a)(b)	100,000	100,000
2.523%, 01/15/05	(a)(b)	250,000	250,000
2.428%, 01/29/05	(a)(b)	95,000	95,000
Total Brokerage			1,472,000

Diversified Financials - 4.7%

American Express Credit
2.440%, 01/20/05	(a)(b)	90,000	90,000
Associates Corp
2.649%, 03/26/05	(a)(b)	120,000	120,000

General Electric Capital Corp
2.460%, 01/09/05	(a)(b)	300,000	300,000
2.510%, 01/17/05	(b)	200,000	200,000
6.800%, 11/01/05		50,000	51,593
Total Diversified Financials			761,593

Domestic Bank - 0.3%

Wells Fargo Bank
7.250%, 08/24/05		50,000	51,469
Total Domestic Bank			51,469

Domestic Branch - Foreign Bank - 1.9%

Bayerische Landesbank NY
2.407%, 01/24/05	(a)(b)	300,000	300,000
Total Domestic Branch - Foreign Bank			300,000

Foreign Funding Corporations - 11.0%

Beta Finance
2.300%, 01/03/05	(a)(b)	90,000	89,983
2.473%, 01/03/05	(a)(b)	25,000	25,018
1.400%, 01/07/05	(a)	50,000	50,000
1.500%, 05/19/05	(a)	100,000	99,943
2.370%, 07/29/05	(a)	50,000	49,997
2.300%, 09/12/05	(a)	100,000	99,993
2.735%, 11/17/05	(a)	50,000	49,998
Centauri (CC USA LLC)
2.465%, 01/03/05	(a)(b)	50,000	50,039
2.290%, 08/08/05	(a)	55,000	54,997
Dorada Finance
2.400%, 01/03/05	(a)(b)	50,000	50,025
1.480%, 04/19/05	(a)	53,000	52,967
2.540%, 11/15/05	(a)	50,000	49,996
2.965%, 01/13/06	(a)	50,000	50,000
K2 USA LLC
2.320%, 01/03/05	(a)(b)	50,000	49,999
2.470%, 01/03/05	(a)(b)	45,000	45,034
2.320%, 08/08/05	(a)	50,000	50,000
2.370%, 10/25/05	(a)	50,000	49,996
Links Finance
2.330%, 01/03/05	(a)(b)	75,000	74,998
Sigma Finance
2.305%, 01/03/05	(a)(b)	100,000	99,996
2.305%, 01/03/05	(a)(b)	50,000	49,988
2.305%, 01/03/05	(a)(b)	100,000	99,996
2.310%, 01/03/05	(a)(b)	50,000	49,995
2.328%, 01/03/05	(a)(b)	100,000	100,000
2.410%, 01/03/05	(a)(b)	90,000	90,032
1.500%, 05/20/05	(a)	50,000	49,897
Toyota Motor Credit
2.270%, 01/07/05		50,000	49,981
2.320%, 01/27/05		75,000	74,874
2.340%, 02/01/05		75,000	74,849
Total Foreign Funding Corporations			1,782,591

Insurance - 7.5%

AI Life Funding Agreement
2.096%, 01/03/05	(b)	75,000	75,000
2.096%, 01/03/05	(b)	100,000	100,000
AIG Life Funding Agreement
2.116%, 01/03/05	(b)	100,000	100,000
2.116%, 01/03/05	(b)	100,000	100,000
Allstate Life Insurance Funding Agreement
2.136%, 01/03/05	(b)	100,000	100,000
2.270%, 01/15/05	(b)	100,000	100,000
Anchor National Life Funding Agreement
2.500%, 01/03/05	(b)	75,000	75,000
Metlife Global Funding
2.460%, 01/28/05	(a)(b)	95,000	95,000
Sun Life Insurance
2.500%, 01/03/05	(b)	75,000	75,000

Transamerica Occidental Funding Agreement
2.430%, 01/03/05	(b)	400,000	400,000
Total Insurance			1,220,000
Total Corporate Obligations (Cost $5,790,817)			5,790,817

Certificates of Deposit - 2.4%

American Express
2.250%, 01/04/05		100,000	100,000
2.270%, 01/11/05		150,000	150,000
Wells Fargo Bank
2.320%, 01/03/05		150,000	150,000
Total Certificates of Deposit (Cost $400,000)			400,000

Yankee Certificates of Deposit - 19.4%

Barclays Bank
2.320%, 01/14/05		145,000	145,000
CS First Boston NY
2.240%, 01/07/05		100,000	100,000
2.340%, 01/14/05		125,000	125,000
2.350%, 01/19/05		225,000	225,000
Danske
2.290%, 01/10/05		100,000	100,000
2.310%, 01/13/05		100,000	100,000
HBOS
2.260%, 01/10/05		200,000	200,000
2.150%, 01/12/05		200,000	200,000
Landesbank Hessen Thueringen
1.320%, 02/10/05		100,000	99,998
2.000%, 05/17/05		100,000	99,993
1.775%, 06/06/05		50,000	49,997
2.280%, 06/29/05		100,000	99,990
2.275%, 08/08/05		50,000	49,996
2.350%, 10/18/05		100,000	99,992
Natexis Banque
2.170%, 01/04/05		100,000	100,000
2.265%, 01/07/05		200,000	200,000
Nordeutsche Bank NY
1.230%, 02/09/05		45,000	45,000
1.600%, 05/19/05		50,000	49,998
1.990%, 05/20/05		75,000	74,997
1.850%, 06/07/05		50,000	49,997
Rabobank Nederland NY
2.275%, 06/29/05		50,000	49,994
2.180%, 07/11/05		50,000	49,999
Royal Bank of Scotland NY
2.328%, 01/14/05	(b)	100,000	99,986
1.395%, 02/02/05		100,000	99,999
1.326%, 03/31/05		50,000	49,992
1.490%, 05/04/05		55,000	54,998
2.330%, 09/13/05		100,000	99,984
Svenska Handelsbanken NY
2.260%, 01/18/05		125,000	125,000
2.000%, 05/23/05		93,000	92,993
2.220%, 07/06/05		50,000	49,996
Toronto Dominion Holdings
2.300%, 01/14/05		50,000	50,000
UBS
2.270%, 01/10/05		100,000	100,000
Total Yankee Certificates of Deposit (Cost $3,137,899)			3,137,899

Euro Time Deposits - 5.4%

ABN AMRO Chicago
1.000%, 01/03/05	272,268	272,268
Sun Trust Time Deposit
1.000%, 01/03/05	600,000	600,000
Total Euro Time Deposits (Cost $872,268)		872,268

U.S. Government Agency Obligations - 2.7%

FHLB
1.200%, 04/01/05		50,000	49,994
1.660%, 05/16/05		50,000	50,000
2.250%, 09/09/05		30,000	29,978
FNMA
2.320%, 01/01/05	(b)	180,000	180,000
1.200%, 02/04/05		50,000	49,939
1.270%, 04/25/05		75,000	75,000
Total U.S. Government Agency Obligations (Cost $434,911)			434,911

Asset-Backed Security - 0.4%

Domestic Bank - 0.4%

Wachovia Asset Securitization
Series 2004-HM2A, Cl AMM
2.403%, 01/25/05	(b)	70,000	70,000
Total Asset-Backed Security (Cost $70,000)			70,000

Repurchase Agreements — 1.9%

UBS Warburg
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $282,824,705 (collateralized by U.S. Treasury obligations: Total market value $288,448,352)		282,787	282,787
UBS Warburg
2.200%, dated 12/31/04, matures 1/3/05, repurchase price $22,446,114 (collateralized by U.S. Treasury obligations: Total market value $22,892,883)		22,442	22,442
Total Repurchase Agreements (Cost $305,229)			305,229

Total Investments - 99.9%
(Cost $16,168,097)			16,168,097
Other Assets and Liabilities, Net - 0.1%			9,506
Total Net Assets - 100.0%			$16,177,603

*            Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds’ pricing services.  These values are then compared to the securities’ amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate amortized cost of all securities held by the Fund exceeds 50% of the allowable 0.5% threshold, the Funds’ administrators will notify the Funds’ board of directors.  The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold.  No such notification was required during the quarter ended December 31, 2004.

(a)     Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under the guidelines established by the Funds’ board of directors. As of December 31, 2004, the value of these investments was $7,840,428,777 or 48.5% of total net assets.

(b)    Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.  The date shown is the next reset date.

Cl - Class

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

HBOS - Halifax Bank of Scotland

LLC - Limited Liability Company

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Tax Free Obligations Fund

DESCRIPTION		PAR (000)	VALUE (000)*

Municipal Bonds — 99.0%

Alaska — 1.0%

Valdez Marine Terminal, ExxonMobil
2.124%, 01/03/05	(a)	$18,950	$18,950

Arizona — 1.0%

Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
2.000%, 01/07/05	(a)	5,000	5,000
Phoenix Civic Improvement (CP)
1.270%, 01/10/05		10,000	10,000
1.330%, 02/09/05		4,000	4,000
			19,000

California — 3.8%

California School Cash Reserve Program Authority
3.000%, 07/06/05		5,000	5,035
California State Daily Kindergarten, Series B-3 (GO) (LOC: Citibank) (LOC: National Australia) (LOC: State Street)
2.144%, 01/03/05	(a)	13,100	13,100
California State RANs, Series A
3.000%, 06/30/05		29,500	29,666
California Statewide Communities Development Authority, Senior Living Facility (LOC: Sovereign Bank) (LOC: Bank of New York)
1.960%, 01/07/05	(a)	14,000	14,000
Santa Clara County, El Camino Hospital Facilities Authority, Series B (LOC: State Street)
1.980%, 01/07/05	(a)	12,450	12,450
			74,251

Colorado — 3.7%

Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America)
2.030%, 01/11/05	(a)	5,000	5,000
Colorado General Fund, Tax and Revenue Anticipation Notes
3.000%, 06/27/05		22,500	22,657
Colorado Health Facilities Authority, Adventist Health — Sunbelt, Series B (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	5,900	5,900
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	12,900	12,900
Colorado Health Facilities Authority, Frasier Meadows Manor Project (LOC: Bank One)
2.000%, 01/07/05	(a)	15,540	15,540
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
1.950%, 01/07/05	(a)	10,465	10,465
			72,462

Connecticut — 0.2%

Connecticut Special Tax Obligation Revenue, Transportation Infrastructure, Series 1 (INS: AMBAC) (SPA: Westlb AG)
2.000%, 01/07/05	(a)	3,820	3,820

District of Columbia — 1.0%

District of Columbia, American Society, Series A (LOC: First Union National Bank)
1.990%, 01/07/05	(a)	10,000	10,000
District of Columbia, The Washington Home (LOC: First Union National Bank)
2.000%, 01/07/05	(a)	9,500	9,500
			19,500

Florida — 5.8%

Broward County Educational Facilities Authority, City College (LOC: Citibank)
2.000%, 01/07/05	(a)	7,625	7,625
Florida Housing Agency (LOC: KBC Bank)
2.050%, 01/07/05	(a)(b)	6,035	6,035
Highlands County Florida Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	12,100	12,100
Highlands County Health Facilities Authority, Adventist - Sunbelt, Series A (MBIA) (SPA: Bank One)
2.000%, 01/07/05	(a)	53,100	53,100
Lee County Health Facilities, Shell Point Village, Series B (LOC: Bank of America)
2.000%, 01/07/05	(a)	14,600	14,600

Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
2.050%, 01/07/05	(a)	3,650	3,650
Orange County Florida Health Facilities, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	2,600	2,600
Palm Beach County Health Facilities Authority, Bethesda Healthcare Project (LOC: Suntrust Bank)
2.214%, 01/03/05	(a)	6,250	6,250
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	6,000	6,000
University of South Florida Funding (LOC: First Union)
1.920%, 01/07/05	(a)	930	930
			112,890

Georgia — 3.3%

Clayton County Georgia Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital)
2.000%, 01/07/05	(a)	2,450	2,450
Fulton County Development Authority Educational Facilities, Catholic Education North Georgia (LOC: Wachovia)
1.990%, 01/07/05	(a)	16,295	16,295
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
2.000%, 01/07/05	(a)	1,925	1,925
Fulton County Development Authority, St. George Village (LOC: Bank of America)
2.000%, 01/07/05	(a)	8,500	8,500
Gordon County Georgia Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	1,180	1,180
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland)
2.000%, 01/07/05	(a)	10,500	10,500
Rockdale County Hospital Authority (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	10,705	10,705
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
2.000%, 01/07/05	(a)	12,050	12,050
			63,605

Idaho — 1.0%

Boise Idaho Urban Renewal Agency, Capital City (LOC: Bank of America)
2.020%, 01/07/05	(a)	4,605	4,605
Idaho Tax Anticipation Notes
3.000%, 06/30/05		10,000	10,069
University of Idaho Foundation Authority (LOC: First Security Bank)
2.050%, 01/07/05	(a)(b)	3,900	3,900
			18,574

Illinois — 10.9%

ABN AMRO Munitops Certificates Trust, Chicago IL (INS:FGIC) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	20,000	20,000
ABN AMRO Munitops Certificates Trust, llinois State (GO) (INS: MBIA) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	4,575	4,575
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
2.000%, 01/07/05	(a)	7,830	7,830
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
2.000%, 01/07/05	(a)	2,600	2,600
Illinois Development Finance Authority (LOC: Northern Trust)
2.040%, 01/07/05	(a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
2.250%, 01/07/05	(a)	6,740	6,740
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
2.000%, 01/07/05	(a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: Bank One)
2.000%, 01/07/05	(a)	4,000	4,000
Illinois Development Finance Authority, Mount Carmel High School Project (LOC: Bank One)
2.000%, 01/07/05	(a)	8,400	8,400
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
2.000%, 01/07/05	(a)	7,750	7,750
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase)
2.000%, 01/07/05	(a)	8,000	8,000

Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
2.010%, 01/07/05	(a)	4,405	4,405
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
2.000%, 01/07/05	(a)	5,000	5,000
Illinois Finance Authority, Illinois Institute of Technology (LOC: Harris Trust & Savings)
2.000%, 01/07/05	(a)	3,100	3,100
Illinois Finance Authority, Kohl Children’s Museum (LOC: Fifth Third Bank)
2.000%, 01/07/05	(a)	2,680	2,680
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
2.020%, 01/07/05	(a)	4,000	4,000
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
2.030%, 01/07/05	(a)	3,170	3,170
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
2.030%, 01/07/05	(a)	7,245	7,245
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase)
2.000%, 01/07/05	(a)	8,125	8,125
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	7,130	7,130
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
2.030%, 01/07/05	(a)	3,120	3,120
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
2.030%, 01/07/05	(a)	14,020	14,020
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
2.030%, 01/07/05	(a)	2,200	2,200
Illinois Health Facilities, Series C (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	4,720	4,720
Illinois State, Series A
5.000%, 03/01/05		5,000	5,032
Illinois State, Series B
5.000%, 03/01/05		2,060	2,073
Illinois State Toll Highway Authority (INS: FSA) (SPA: LandesBank - Hessen-THRGN)
1.980%, 01/07/05	(a)	18,500	18,500
1.980%, 01/07/05	(a)	13,100	13,100
Macon County - Milikin University (INS: AMBAC) (SPA: Bank One)
2.000%, 01/07/05	(a)	4,400	4,400
Northern Cook County Illinois Solid Waste Agency (LOC: Northern Trust)
2.020%, 01/07/05	(a)	5,600	5,600
St. Clair County, McKendree College Project (LOC: Bank of America)
2.005%, 01/07/05	(a)	6,470	6,470
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
2.010%, 01/07/05	(a)	3,205	3,205
			212,605

Indiana — 3.3%

Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
2.090%, 01/07/05	(a)	5,325	5,325
Indiana Development Financing Authority, Educational Facilities Heritage School Project (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	8,650	8,650
Indiana Health Facilities Finance Authority Henry County Memorial Hospital (LOC: Fifth Third)
2.070%, 01/07/05	(a)	19,035	19,035
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: Bank One)
2.050%, 01/07/05	(a)	9,700	9,700
Indiana Health Facilities Financing Authority, Senior Living Greencroft (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	3,200	3,200
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
2.030%, 01/07/05	(a)	14,420	14,420
Indiana, Series A
2.000%, 01/25/05		5,000	5,003
			65,333

Iowa — 0.9%

Iowa Finance Authority, Deerfield Retirement, Series B (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	14,000	14,000
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
2.000%, 01/07/05	(a)	4,000	4,000
			18,000

Kansas — 0.5%

Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	9,170	9,170

Kentucky — 0.1%

Lexington-Fayette Urban County Government, Residential Facilities, Richmond Place Association Project (LOC: Bank of America)
1.070%, 04/01/05		2,630	2,630

Louisiana — 1.6%

State of Louisiana (CP) (INS: AMBAC) (SPA: CSFB)
1.750%, 01/04/05		31,000	31,000

Maryland — 2.0%

Carroll County, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	13,375	13,375
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank)
2.030%, 01/07/05	(a)	4,000	4,000
Gaithersburg Economic Development, Asbury Methodist, Series A (INS: MBIA)
2.000%, 01/07/05	(a)	12,790	12,790
Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D (LOC: Bank of America)
1.980%, 01/07/05	(a)	8,700	8,700
			38,865

Massachusetts — 5.4%

Massachusetts Development Financing Agency, Carleton Willard Village (LOC: Fleet Bank)
2.000%, 01/07/05	(a)	13,375	13,375
Massachusetts Development Financing Agency, Jewish Geriatric (LOC: Sovereign Bank) (LOC: Lloyd’s TSB Bank)
2.000%, 01/07/05	(a)	3,250	3,250
Massachusetts Health & Educational Facilities Authority, Bentley College, Series K (LOC: Fleet Bank)
2.000%, 01/07/05	(a)	11,500	11,500
Massachusetts Health & Educational Facilities Authority, Hallmark Health Systems, Series B (INS: FSA, GO of Institution) (SPA: Fleet National Bank)
1.950%, 01/07/05	(a)	13,155	13,155
Massachusetts Housing Financing Agency, Series F (INS: FSA) (SPA: Dexia Credit Local)
1.950%, 01/07/05	(a)	19,300	19,300
State of Massachusetts, Series B (SPA: Landesbank - Hessen - THRGN) (GO)
2.030%, 01/07/05	(a)	19,995	19,995
State of Massachusetts, Series C (GO) (SPA: State Street B&T)
2.030%, 01/07/05	(a)	25,725	25,725
			106,300

Michigan — 4.0%

Detroit Sewage Disposal, Series E (INS: FGIC)
1.550%, 08/04/05	(a)	11,790	11,790
Hannahville Indian Community Finance, Series A (LOC: National City)
2.130%, 01/07/05	(a)(b)	700	700
Michigan Municipal Bond Authority, Series B-1
3.000%, 08/19/05		3,500	3,531
State of Michigan (CP)
2.200%, 10/05/05		30,080	30,080
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
2.050%, 01/07/05	(a)	18,775	18,775
Wayne Charter County (LOC: Allied Irish Bank, PLC)
2.030%, 01/07/05	(a)	13,825	13,825
			78,701

Minnesota — 3.0%

Eden Prairie, Multifamily Housing Authority
2.050%, 01/07/05	(a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
1.990%, 01/07/05	(a)	1,865	1,865
Minnesota State Higher Educational FaciIities Bethel College, Credit Support: GO of Institution (LOC: Allied Irish Bank, PLC)
2.050%, 01/07/05	(a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
2.050%, 01/07/05	(a)	1,000	1,000
University of Minnesota, Series A (GO of University)
2.030%, 01/07/05	(a)	36,725	36,725
			58,440

Mississippi — 0.6%

Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: Amsouth Bank)
1.990%, 01/07/05	(a)	11,700	11,700

Missouri — 1.9%

ABN AMRO Munitops Certificates (INS: FGIC) (SPA: ABN AMRO Bank)
2.030%, 01/07/05	(a)(b)	9,435	9,435
Jackson County Missouri Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
2.050%, 01/07/05	(a)	7,400	7,400
Missouri State Health & Educational Facilties (LOC: Bank One) (INS: AMBAC)
2.000%, 01/07/05	(a)	9,195	9,195
St. Louis County Industrial Development Authority, Friendship Village, Series B (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	4,725	4,725
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	6,000	6,000
			36,755

Montana — 0.7%

Montana State Health Facilities Authority (INS: AMBAC)
2.150%, 01/07/05	(a)(b)	14,625	14,625

Nevada — 1.1%

ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: MBIA) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	8,500	8,500
ABN AMRO Munitops Certificates Trust, Nevada State (GO) (INS: FGIC) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	12,640	12,640
			21,140

New Hampshire — 0.3%

New Hampshire Health & Education Facilities Authority, Colby-Sawyer College (LOC: Allied Irish Bank, PLC)
2.000%, 01/07/05	(a)	5,500	5,500

New York — 2.7%

Jay Street Development, Series A-2 (LOC: LandesBank - Hessen - THRGN)
2.154%, 01/03/05	(a)	14,400	14,400
New York State Housing Financing Agency, North End Avenue, Series A (LOC: LandesBank - Hessen - THRGN)
1.980%, 01/07/05	(a)	17,000	17,000
New York State Housing Financing Agency, Tribeca Green, Series A (LOC: LandesBank - Hessen - THRGN)
1.950%, 01/07/05	(a)	11,700	11,700
New York, Subseries H-3 (GO) (INS: FSA) (SPA: State Street)
2.144%, 01/03/05	(a)	3,600	3,600
New York, Subseries H-4 (GO) (LOC: Bank of New York)
2.144%, 01/03/05	(a)	5,200	5,200
			51,900

North Carolina — 1.8%

North Carolina State Correctional Facilities Project, Series A
2.000%, 02/01/05		2,000	2,002
North Carolina Student Housing, Fayetteville University (LOC: Wachovia)
1.990%, 01/07/05	(a)	9,665	9,665
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
1.990%, 01/07/05	(a)	9,375	9,375
North Carolina Wolfpack Club Project (LOC: Bank of America)
2.000%, 01/07/05	(a)	10,200	10,200
Wake County North Carolina, Series B
4.500%, 02/01/05		3,150	3,159
			34,401

North Dakota — 0.2%

Mercer County Pollution Control (LOC: LaSalle Bank)
2.010%, 01/07/05	(a)	3,600	3,600

Ohio — 4.7%

ABN AMRO Munitops Certificates Trust, Westerville Ohio County School (INS: MBIA) (SPA: ABN AMRO Bank)
2.030%, 01/07/05	(a)(b)	4,000	4,000
Akron Bath Copley, Summa Health Systems, Series B (LOC: Bank One)
2.010%, 01/07/05	(a)	6,250	6,250
Cuyahoga County Continuing Care Facilities (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	14,785	14,785
Franklin County Health Care Facilities Revenue, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	5,000	5,000
Franklin County Health Care Facilities Revenue, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
2.030%, 01/07/05	(a)	16,690	16,690
Franklin County Ohio Health Care Facilities (LOC: National City Bank)
2.030%, 01/07/05	(a)	3,700	3,700
Logan County Ohio Healthcare Facilities (LOC: Fifth Third Bank)
2.090%, 01/07/05	(a)	10,740	10,740
Lucas County Ohio Facilities Improvement, Toledo Society (LOC: Fifth Third Bank)
1.990%, 01/07/05	(a)	12,200	12,200
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
2.030%, 01/07/05	(a)	2,300	2,300
Ohio State Higher Education Facilities, Lake Erie (LOC: Fifth Third Bank)
2.030%, 01/07/05	(a)	12,515	12,515
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
2.000%, 01/07/05	(a)	3,475	3,475
			91,655

Oklahoma — 0.6%

Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
2.050%, 01/07/05	(a)	2,780	2,780
Tulsa Industrial Authority Revenue Floating
2.030%, 01/07/05	(a)(b)	7,970	7,970
			10,750

Oregon — 1.3%

Oregon State, Series A
3.000%, 06/30/05	(a)	25,650	25,804

Rhode Island — 0.3%

Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
2.000%, 01/07/05	(a)	6,750	6,750

South Carolina — 3.9%

ABN AMRO Munitops Certificates Trust (GO) (INS: FSA SCSDE) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	14,000	14,000
ABN AMRO Munitops Certificates Trust, South Carolina Transportation Infrastructure (INS: AMBAC) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	12,100	12,100
Charleston SC Waterworks and Sewer, Series A (SPA: Bank of America)
2.020%, 01/07/05	(a)	8,665	8,665
Horry County School District (GO) (INS: SCDSE)
3.500%, 09/01/05		24,915	25,193
Spartanburg County School District #1 (INS: SCDSE)
2.250%, 05/12/05		7,000	7,022
State of South Carolina (GO)
2.000%, 04/01/05		8,500	8,520
			75,500

Tennessee — 2.0%

Chattanooga Health Education & Housing Facilities, Phase I, Series A (LOC: First Union National Bank)
1.990%, 01/07/05	(a)	8,100	8,100
Chattanooga Health Education & Housing Facilities, Tuff/Chattanooga Housing Project (LOC: Wachovia)
1.990%, 01/07/05	(a)	9,900	9,900

Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust)
2.000%, 01/07/05	(a)	10,000	10,000
Met Government Nashville & Davidson (LOC: Societe Generale)
2.050%, 01/07/05	(a)(b)	7,035	7,035
Rutherford County Industrial Developement - Square D Company (LOC: Societe Generale)
2.000%, 01/07/05	(a)	4,100	4,100
			39,135

Texas — 14.3%

ABN AMRO Munitops Certificates Trust, Comal Texas (Credit: PSF-GTD) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	10,002	10,002
ABN AMRO Munitops Certificates Trust, Frisco Texas School District (Credit: PSF-GTD) (SPA: ABN AMRO Bank)
1.600%, 03/02/05	(a)(b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Irving Texas (Credit: PSF-GTD) (SPA: ABN AMRO Bank)
1.080%, 03/09/05	(b)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Williamson County Texas (INS: FSA) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America)
2.000%, 01/07/05	(a)	5,000	5,000
Galena Park Independent School District (GTY: TXPSF)
2.030%, 01/07/05	(a)(b)	20,965	20,965
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
2.030%, 01/07/05	(a)	2,200	2,200
Harris County Texas Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
2.030%, 01/07/05	(a)	19,000	19,000
Houston Health Facilities, Buckingham Senior Living, Series C (LOC: LaSalle Bank)
2.000%, 01/07/05	(a)	36,190	36,190
Kendall County Texas Health Facilities, Morningside Ministries (LOC: Bank One)
2.080%, 01/07/05	(a)	15,000	15,000
Midland County Texas Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
2.070%, 01/07/05	(a)	17,860	17,860
Northeast Independent School District (Credit: PSF-GTD) (Liquidity: Societe Generale)
2.030%, 01/07/05	(a)(b)	26,515	26,515
Texas Tax & Revenue Anticipation Notes
3.000%, 08/31/05		60,000	60,514
University of Texas (CP)
1.700%, 01/06/05		15,000	15,000
1.760%, 01/26/05		19,470	19,470
			279,196

Virginia — 0.3%

Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series B (LOC: Bank of America)
2.000%, 01/07/05	(a)	6,000	6,000

Washington — 3.4%

ABN AMRO Munitops Certificates Trust, Washington State (GO) (INS: MBIA-IBC) (SPA: ABN AMRO Bank)
2.040%, 01/07/05	(a)(b)	14,000	14,000
Everett Public Facilities (CP)
1.420%, 01/12/05		6,240	6,240
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
2.050%, 01/07/05	(a)	6,160	6,160
Washington State Higher Educational Facilities, Seattle Pacific University, Series A (LOC: Bank of America)
2.050%, 01/07/05	(a)	23,800	23,800
Washington State Housing Financial Nonprofit Revenue, Emerald Heights Project (LOC: Bank of America)
2.194%, 01/03/05	(a)	10,025	10,025
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
2.050%, 01/07/05	(a)	6,600	6,600
			66,825

West Virginia — 0.7%

Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
2.000%, 01/07/05	(a)	4,530	4,530

West Virginia State Hospital Financing Authority, Cabell Huntington, Series A1 (LOC: Bank One)
2.000%, 01/07/05	(a)	9,495	9,495
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Bank One)
2.000%, 01/07/05	(a)	140	140
			14,165

Wisconsin — 4.8%

Wisconsin Clean Water, Series 2 (INS: MBIA)
5.000%, 06/01/05		4,840	4,912
Wisconsin Health & Educational Facilities, Aurora Health Care, Series C (LOC: KBC Bank) (LOC: Bank of Nova Scotia)
1.990%, 01/07/05	(a)	36,420	36,420
Wisconsin Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
2.000%, 01/07/05	(a)	5,000	5,000
Wisconsin State Health & Education Facilties (LOC: Marshall & Illsley)
2.030%, 01/07/05	(a)	13,490	13,490
Wisconsin State Health and Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One)
1.990%, 01/07/05	(a)	8,475	8,475
Wisconsin State Health and Educational Facilities, Lindengrove, Series B (LOC: Bank One)
2.030%, 01/07/05	(a)	7,310	7,310
Wisconsin State Health and Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank)
1.990%, 01/07/05	(a)	6,200	6,200
Wisconsin State Health and Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
2.030%, 01/07/05	(a)	4,180	4,180
Wisconsin State Health Marshfield (LOC: Morgan Guaranty)
2.000%, 01/07/05	(a)	8,000	8,000
			93,987

Multistate — 0.9%

Clipper Tax-Exempt Trust
2.110%, 01/07/05	(a)(b)	17,005	17,005
Total Municipal Bonds (Cost $1,930,489)			1,930,489

DESCRIPTION	SHARES	VALUE (000)

Money Market Fund — 0.8%

AIM Tax Free Investments Company
Total Money Market Fund (Cost $16,528)	16,527,689	$16,528
Total Investments - 99.8%
(Cost $1,947,017)		1,947,017
Other Assets and Liabilities, Net - 0.2%		3,279
Total Net Assets - 100.0%		$1,950,296

*    Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds’ pricing services.  These values are then compared to the securities’ amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate amortized cost of all securities held by the Fund exceeds 50% of the allowable 0.5% threshold, the Funds’ administrators will notify the Funds’ board of directors.  The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold.  No such notification was required during the quarter ended December 31, 2004.

(a)     Variable Rate Security - The rate shown is the rate in effect as of December 31, 2004.

(b)    Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been determined to be liquid under the guidelines established by the Funds’ board of directors. As of December 31, 2004, the value of these investments was $245,482,000 or 12.6% of total net assets.

AMBAC - American Municipal Bond Assurance Corporation

CP - Commercial Paper

CSFB - Credit Suisse First Boston

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assistance

GO - General Obligation

GTD - Guaranteed

GTY - Guaranty

IBC - Insured Bond Certificate

INS - Insured

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PLC - Public Liability Company

PSF - Permanent School Fund

SCSDE - South Carolina School District Enhancement Program

SPA - Standby Purchase Agreement

THRGN - Landesbank Hesen - Thuringen Bank

TXPSF - Texas Permanent School Fund

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)*

U.S. Treasury Obligations — 14.3%

U.S. Treasury Bill
2.300%, 05/19/05	$125,000	$123,896
U.S. Treasury Notes
7.500%, 02/15/05	75,000	75,583
1.500%, 02/28/05	250,000	250,101
1.625%, 03/31/05	160,000	160,084
1.250%, 05/31/05	270,000	269,412
1.125%, 06/30/05	65,000	64,712
6.500%, 08/15/05	50,000	51,318
2.000%, 08/31/05	60,000	59,995
1.625%, 09/30/05	135,000	134,459
1.625%, 10/31/05	50,000	49,772
5.750%, 11/15/05	50,000	51,488
1.875%, 11/30/05	175,000	173,881
Total U.S. Treasury Obligations (Cost $1,464,701)		1,464,701

Repurchase Agreements — 85.8%

ABN AMRO
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $1,850,238,958 (collateralized by U.S. Treasury obligations: Total market value $1,887,000,031)	1,850,000	1,850,000
Bear Stearns
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $1,250,161,458 (collateralized by U.S. Treasury obligations: Total market value $1,275,004,716)	1,250,000	1,250,000
CS First Boston
1.650%, dated 12/31/04, matures 1/3/05, repurchase price $100,013,750 (collateralized by U.S. Treasury obligations: Total market value $102,004,034)	100,000	100,000
Deutsche Bank
1.620%, dated 12/31/04, matures 1/3/05, repurchase price $425,057,375 (collateralized by U.S. Treasury obligations: Total market value $433,500,264)	425,000	425,000
Goldman Sachs
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $1,450,187,292 (collateralized by U.S. Treasury obligations: Total market value $1,479,000,000)	1,450,000	1,450,000
Greenwich Capital
1.650%, dated 12/31/04, matures 1/3/05, repurchase price $550,075,625 (collateralized by U.S. Treasury obligations: Total market value $561,000,716)	550,000	550,000
Morgan Stanley
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $950,122,708 (collateralized by U.S. Treasury obligations: Total market value $969,000,421)	950,000	950,000
Societe Generale
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $100,013,333 (collateralized by U.S. Treasury obligations: Total market value $102,000,900)	100,000	100,000
UBS Warburg
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $1,501,011,108 (collateralized by U.S. Treasury obligations: Total market value $1,530,827,224)	1,500,811	1,500,811
Wachovia Capital
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $200,026,667 (collateralized by U.S. Treasury obligations: Total market value $204,000,320)	200,000	200,000
Wachovia Securities
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $400,053,333 (collateralized by U.S. Treasury obligations: Total market value $408,000,701)	400,000	400,000
Total Repurchase Agreements (Cost $8,775,811)		8,775,811

Total Investments - 100.1%
(Cost $10,240,512)		10,240,512
Other Assets and Liabilities, Net - (0.1)%		(8,555)
Total Net Assets - 100.0%		$10,231,957

*    Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds’ pricing services.  These values are then compared to the securities’ amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate amortized cost of all securities held by the Fund exceeds 50% of the allowable 0.5% threshold, the Funds’ administrators will notify the Funds’ board of directors.  The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold.  No such notification was required during the quarter year ended December 31, 2004.

Schedule of INVESTMENTS December 31, 2004 (unaudited)

Treasury Reserve Fund

DESCRIPTION	PAR (000)	VALUE (000)*

U.S. Treasury Obligations — 13.2%

U.S.Treasury Bill
2.300%, 05/19/05	$15,000	$14,867
U.S. Treasury Notes
1.500%, 02/28/05	10,000	10,003
1.625%, 03/31/05	20,000	20,017
1.250%, 05/31/05	30,000	29,926
1.125%, 06/30/05	10,000	9,956
6.500%, 08/15/05	10,000	10,264
1.625%, 09/30/05	25,000	24,901
1.625%, 10/31/05	10,000	9,954
5.750%, 11/15/05	5,000	5,149
1.875%, 11/30/05	20,000	19,874
Total U.S. Treasury Obligations (Cost $154,911)		154,911

Repurchase Agreements - 86.9%

ABN AMRO
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $150,019,375 (collateralized by U.S. Treasury obligations: Total market value $153,000,712)	150,000	150,000
Bank of America
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $100,013,333 (collateralized by U.S. Treasury obligations: Total market value $102,000,000)	100,000	100,000
Bear Stearns
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $250,032,292 (collateralized by U.S. Treasury obligations: Total market value $258,128,721)	250,000	250,000
Goldman Sachs
1.550%, dated 12/31/04, matures 1/3/05, repurchase price $200,025,833 (collateralized by U.S. Treasury obligations: Total market value $204,000,698)	200,000	200,000
Greenwich Capital
1.650%, dated 12/31/04, matures 1/3/05, repurchase price $200,027,500 (collateralized by U.S. Treasury obligations: Total market value $204,001,957)	200,000	200,000
UBS Warburg
1.600%, dated 12/31/04, matures 1/3/05, repurchase price $116,417,520 (collateralized by U.S. Treasury obligations: Total market value $118,730,899)	116,402	116,402
Total Repurchase Agreements (Cost $1,016,402)		1,016,402

Total Investments - 100.1%
(Cost $1,171,313)		1,171,313
Other Assets and Liabilities, Net - (0.1)%		(1,287)
Total Net Assets - 100.0%		$1,170,026

*    Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds’ pricing services.  These values are then compared to the securities’ amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate amortized cost of all securities held by the Fund exceeds 50% of the allowable 0.5% threshold, the Funds’ administrators will notify the Funds’ board of directors.  The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold.  No such notification was required during the quarter ended December 31, 2004.

Schedule of INVESTMENTS December 31, 2004 (unaudited)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR (000)	VALUE (000)*

U.S. Treasury Obligations — 96.0%

U.S. Treasury Bills
1.620%, 01/06/05	$45,000	$44,992
0.996%, 01/13/05	30,000	29,987
1.750%, 01/20/05	15,000	14,987
1.800%, 01/27/05	18,500	18,479
1.839%, 02/10/05	2,000	1,996
1.990%, 02/17/05	33,000	32,915
2.050%, 03/31/05	9,000	8,954
2.052%, 04/07/05	7,000	6,963
2.050%, 04/14/05	9,000	8,948
2.071%, 04/21/05	10,000	9,938
2.040%, 04/28/05	10,000	9,931
2.250%, 05/12/05	17,000	16,859
2.300%, 05/19/05	3,000	2,974
0.000%, 05/26/05	6,000	5,944
2.395%, 06/02/05	3,000	2,971
2.380%, 06/09/05	5,400	5,343
Total U.S. Treasury Obligations (Cost $222,181)		222,181

DESCRIPTION	SHARES	VALUE (000)

Money Market Fund — 4.1%

Goldman Sachs Financial Square Tax Exempt
Total Money Market Fund
(Cost $9,536)	9,536,023	$9,536
Total Investments - 100.1%
(Cost $231,717)		231,717
Other Assets and Liabilities, Net - (0.1)%		(332)
Total Net Assets - 100.0%		$231,385

*            Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the Funds are determined weekly using prices supplied by the Funds’ pricing services.  These values are then compared to the securities’ amortized cost.  Securities whose market price varies by more than 0.5% are identified and validated with the pricing agent.  If the difference between the aggregate amortized cost of all securities held by the Fund exceeds 50% of the allowable 0.5% threshold, the Funds’ administrators will notify the Funds’ board of directors.  The board of directors will be kept apprised of the situation until the difference is less than the 50% of the allowable 0.5% threshold.  No such notification was required during the quarter ended December 31, 2004.

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2005

By:

/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: March 1, 2005